UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-07562
Morgan Stanley New York Quality Municipal Securities
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: October 31, 2010
Date of reporting period: January 31, 2010

Item 1. Schedule of Investments.
The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley New York Quality Municipal Securities*
Portfolio of Investments ▪ January 31, 2010 (unaudited)

PRINCIPAL
AMOUNT IN		COUPON	MATURITY
THOUSANDS		RATE	DATE	VALUE

	Tax-Exempt Municipal Bonds (138.9%)
	Guam (0.2%)
$110	Territory of Guam Section 30, Ser A	5.625%	12/01/29	$111,191

	New York (132.0%)
2,000	Battery Park City Authority, Ser 2003 A	5.00	11/01/24	2,181,400
1,615	Brooklyn Arena Local Development Corp., Ser 2009 (a)	0.00	07/15/34	319,124
200	Brooklyn Arena Local Development Corp., Ser 2009	6.25	07/15/40	205,908
200	Brooklyn Arena Local Development Corp., Ser 2009	6.375	07/15/43	205,090
450	Chautauqua County Industrial Development Agency, Dunkirk Power Project (b)	5.875	04/01/42	458,343
1,500	City of New York, 2005 Ser G	5.00	12/01/23	1,584,240
1,140	City of New York, 2009 Subser A-1 (c)	5.25	08/15/27	1,225,599
1,140	City of New York, 2009 Subser A-1 (c)	5.25	08/15/28	1,225,599
750	City of New York, Ser 2008 F1	5.50	11/15/28	819,870
545	County of Nassau, Ser 2009 (AGC Insd)	5.00	10/01/27	590,606
500	Essex County Industrial Development Agency, Ser A (AMT)	5.20	12/01/23	474,690
395	Hempstead Town Industrial Development Agency, Adelphi University Civic Facilities	5.50	06/01/32	401,458
1,000	Long Island Power Authority, Ser 2006 B	5.00	12/01/35	1,011,300
635	Long Island Power Authority, Ser A	5.75	04/01/39	689,096
1,000	Madison County Industrial Development Agency, Colgate University Project Ser 2003 B	5.00	07/01/33	1,012,340
1,000	Metropolitan Transportation Authority, Dedicated Tax Refg Ser 2002 A (AGM Insd)	5.25	11/15/24	1,056,720
1,000	Montgomery County Industrial Development Agency, Hamilton Fulton Montgomery BOCES Ser 2004 A (XLCA Insd)	5.00	07/01/34	880,760
500	Nassau County Sewer & Storm Water Finance Authority, 2004 Ser B (NATL-RE Insd)	5.00	10/01/22	521,780
500	Nassau County Sewer & Storm Water Finance Authority, 2004 Ser B (NATL-RE Insd)	5.00	10/01/23	520,050
1,000	Nassau County Tobacco Settlement Corp., Ser 2006	5.25	06/01/26	935,340
2,000	New York City Health & Hospital Corp., 2003 Ser B (AMBAC Insd)	5.25	02/15/21	2,053,700
1,500	New York City Industrial Development Agency, IAC/Interactive Corp., Ser 2005	5.00	09/01/35	1,197,510
500	New York City Industrial Development Agency, New York Stock Exchange Refg Ser 2009	5.00	05/01/25	523,735
500	New York City Industrial Development Agency, Polytechnic University Refg Ser 2007 (ACA Insd)	5.25	11/01/37	429,190
1,500	New York City Industrial Development Agency, Queens Baseball Stadium Ser 2006 (AMBAC Insd)	5.00	01/01/46	1,357,050
2,000	New York City Industrial Development Agency, Terminal One Group Association Ser 2005 (AMT)	5.50	01/01/24	2,012,940
1,500	New York City Industrial Development Agency, Yankee Stadium Ser 2006 (FGIC Insd)	5.00	03/01/46	1,356,615
1,500	New York City Municipal Water Finance Authority, Water and Sewer System Second General Resolution 2009 Ser FF	5.50	06/15/40	1,644,915
1,000	New York City Transitional Finance Authority, 2004 Ser C (NATL-RE Insd)	5.00	02/01/21	1,071,990
300	New York City Transitional Finance Authority, 2009 Ser 2	6.00	07/15/33	336,843
625	New York City Transitional Finance Authority, 2009 Subser A-1 (c)	5.00	05/01/28	667,554

Morgan Stanley New York Quality Municipal Securities*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

$500	New York City Transitional Finance Authority, 2009 Subser A-1 (c)	5.00%		05/01/29	$534,043
500	New York City Transitional Finance Authority, 2009 Subser A-1 (c)	5.00		05/01/30	534,043
500	New York City Transitional Finance Authority, Building Aid, 2009 Ser S-3	5.25		01/15/27	535,005
500	New York City Transitional Finance Authority, Building Aid, 2009 Ser S-3	5.25		01/15/39	522,515
1,000	New York City Transitional Finance Authority, Refg 2003 Ser D (NATL-RE Insd)	5.25		02/01/21	1,092,840
2,250	New York City Trust for Cultural Resources, The Museum of Modern Art, Refg Ser 2008-1 A (c)	5.00		04/01/28	2,435,753
1,000	New York Counties Tobacco Trust IV, Ser 2005 A	5.00		06/01/45	785,280
995	New York Mortgage Agency, Homeowner Ser 143 (AMT)	4.90		10/01/37	932,016
540	New York State Dormitory Authority, Brooklyn Law School Ser 2009	5.75		07/01/33	552,587
2,000	New York State Dormitory Authority, Catholic Health Long Island — St Francis Hospital Ser 2004	5.10		07/01/34	1,837,800
3,990	New York State Dormitory Authority, Cornell University - Ser 2009 A (c)	5.00		07/01/35	4,159,934
700	New York State Dormitory Authority, Court Facilities Lease Ser 2005 A (AMBAC Insd)	5.50		05/15/27	770,119
445	New York State Dormitory Authority, Court Facilities Lease Ser 2005 A (AMBAC Insd)	5.50		05/15/31	478,175
1,000	New York State Dormitory Authority, Department of Health Ser 2004	5.00		07/01/23	1,038,280
1,000	New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center 2003 Ser I	5.00		07/01/34	1,007,460
500	New York State Dormitory Authority, Mental Health Services Facilities Improvement Ser A (AGM Insd)	5.00		02/15/27	527,910
2,000	New York State Dormitory Authority, Montefiore Hospital - FHA Insured Mtge Ser 2004 (NATL-RE & FGIC Insd)	5.00		08/01/29	2,043,480
500	New York State Dormitory Authority, New York School District Ser 2008 D (AGC Insd)	5.75		10/01/24	553,895
500	New York State Dormitory Authority, New York School District Ser 2009 C (AGC Insd)	5.00		10/01/24	541,420
400	New York State Dormitory Authority, New York School District, Ser 2009 C (AGC Insd)	5.125		07/01/39	410,356
1,795	New York State Dormitory Authority, New York School Districts 2003 Ser A	5.25		07/01/20	1,926,789
550	New York State Dormitory Authority, New York University Ser 1 (CR) (BHAC & AMBAC Insd)	5.50		07/01/31	638,979
470	New York State Dormitory Authority, New York University Ser 2008	5.00		07/01/38	482,986
375	New York State Dormitory Authority, Orange Regional Medical Center Ser 2008	6.125		12/01/29	349,928
1,000	New York State Dormitory Authority, Winthrop South Nassau University Health Ser 2003 B	5.50		07/01/23	999,950
1,500	New York State Energy Research & Development Authority, Brooklyn Union Gas Co. 1991 Ser D (AMT) (NATL-RE Insd)	14.015	(d)	04/01/20	1,561,635
3,700	New York State Environmental Facilities Corp, Ser A (c)	5.125		06/15/38	3,901,503
2,000	New York State Local Government Services Corp., Ser 1993 C	5.50		04/01/17	2,369,160
410	New York State Thruway Authority, Personal Income Tax Transportation Ser 2009 A	5.00		03/15/25	447,564
750	New York State Urban Development Corp., Service Contract Ref Ser 2008 B	5.25		01/01/24	809,767

Morgan Stanley New York Quality Municipal Securities*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

$1,000	Niagara Falls City School District, Ser 2005 (COPs) (AGM Insd)	5.00%		06/15/28	$979,930
1,000	Niagara Falls Public Water Authority, Ser 2005 (XLCA Insd)	5.00		07/15/26	1,008,530
940	North Syracuse Central School District, Onondaga County Ref Ser 2009 A (NATL-RE & FGIC Insd)	5.00		06/15/23	1,033,643
475	Oneida County Industrial Development Agency, St. Elizabeth Medical Center, Ser A	5.875		12/01/29	414,438
1,500	Sales Tax Asset Receivable Corp., 2005 Ser A (AMBAC Insd)	5.00		10/15/29	1,567,350
380	Seneca County Industrial Development Agency, Seneca Meadows, Inc. Project (AMT) (e)	6.625		10/01/35	380,296
1,000	Suffolk County Industrial Development Agency, Jeffersons Ferry Ser 2006	5.00		11/01/28	893,410
1,000	Tobacco Settlement Financing Corp., State Contingency Ser 2003 B-1C	5.50		06/01/21	1,062,780
460	Town of Hempstead Local Development Corp., Molloy College, Ser 2009	5.75		07/01/39	461,302
1,000	Triborough Bridge & Tunnel Authority, Refg Ser 2002 E (NATL-RE Insd) (c)	5.00		11/15/32	1,015,889
1,500	Triborough Bridge & Tunnel Authority, Ser 2003 A (AMBAC Insd)	5.00		11/15/28	1,554,915
380	Trust for Cultural Resources, Carnegie Hall Ser A	5.00		12/01/39	382,915
1,000	Trust for Cultural Resources, Wildlife Conservation Society Ser 2004 (FGIC Insd)	5.00		02/01/34	1,019,610
425	TSASC, Inc., Tobacco Settlement Ser 2006-1	5.125		06/01/42	343,043
815	United Nations Development Corp., Ser 2009 A	5.00		07/01/26	852,360
1,000	Westchester Tobacco Asset Securitization, Ser 2005	5.125		06/01/45	802,370
660	Willsboro Central School District, Essex County Refg Ser 2002 (NATL-RE Insd)	5.75		06/15/27	678,770
610	Willsboro Central School District, Essex County Refg Ser 2002 (NATL-RE Insd)	5.75		06/15/28	627,013

					78,831,091

	Puerto Rico (6.2%)
1,000	Commonwealth of Puerto Rico, Public Impr Refg Ser 1999	5.25		07/01/16	1,044,510
300	Puerto Rico Commonwealth Infrastructure Financing Authority, Ser 2005 C (AMBAC Insd)	5.50		07/01/27	295,365
1,000	Puerto Rico Electric Power Authority, Power Ser DD (AGM Insd)	4.50		07/01/19	1,002,290
600	Puerto Rico Electric Power Authority, Ser WW (AGM Insd)	5.25		07/01/33	599,976
275	Puerto Rico Sales Tax Financing Corp., Ser 2009 A	5.00		08/01/39	288,854
415	Puerto Rico Sales Tax Financing Corp., Ser 2010 A (a)(b)	0.00		08/01/33	237,235
235	Puerto Rico Sales Tax Financing Corp., Ser 2010 A (b)	5.375		08/01/39	232,086

					3,700,316

	Virgin Islands (0.5%)
280	Virgin Islands Public Finance Authority, Matching Fund Loan Diago A	6.625		10/01/29	295,742

	Total Tax-Exempt Municipal Bonds (Cost $82,161,272)				82,938,340

	Short-Term Tax-Exempt Municipal Obligations (1.0%)
300	New York City Industrial Development Agency, American Civil Project (Demand 02/01/10)	0.21	(f)	06/01/35	300,000
300	New York City Municipal Water Finance Authority (Demand 02/01/10)	0.18	(f)	06/15/33	300,000

	Total Short-Term Tax-Exempt Municipal Obligations (Cost $600,000)				600,000

Morgan Stanley New York Quality Municipal Securities*
Portfolio of Investments ▪ January 31, 2010 (unaudited) continued

Total Investments (Cost $82,761,272) (g)(h)	139.9%	$83,538,340
Other Assets in Excess of Liabilities	2.0	1,175,113
Floating Rate Note and Dealer Trusts Obligations Related to Securities Held
Notes with interest rates ranging from 0.16% to 0.21% at January 31, 2010 and contractual maturities of collateral ranging from 08/15/27 to 06/15/38 (i)	(16.3)	$(9,705,000)
Preferred Shares of Beneficial Interest	(25.6)	(15,300,000)

Net Assets Applicable to Common Shareholders	100.0%	$59,708,453

Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

AMT	Alternative Minimum Tax.

COPs	Certificates of Participation.

CR	Custodial Receipts.

(a)	Capital appreciation bond.

(b)	Security purchased on a when-issued basis.

(c)	Underlying security related to inverse floater entered into by the Trust.

(d)	Current coupon rate for an inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Position in an inverse floating rate municipal obligation has a total value of $1,561,635 which represents 2.62% of net assets applicable to common shareholders.

(e)	Resale is restricted to qualified institutional investors.

(f)	Current coupon of variable rate demand obligation.

(g)	Securities have been designated as collateral in connection with securities purchased on a when-issued basis and inverse floating rate municipal obligations.

(h)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

(i)	Floating rate note obligations related to securities held – The Trust enters into transactions in which it transfers to Dealer Trusts (“Dealer Trusts”), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The Trust enters into shortfall agreements with the Dealer Trusts which commit the Trust to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts. The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At January 31, 2010, Trust investments with a value of $15,699,917 are held by the Dealer Trusts and serve as collateral for the $9,705,000 in floating rate note obligations outstanding at that date.

Bond Insurance:

ACA	ACA Financial Guaranty Corporation.

AGC	Assured Guaranty Corporation.

AGM	Assured Guaranty Municipal Corporation.

AMBAC	AMBAC Assurance Corporation.

BHAC	Berkshire Hathaway Assurance Corporation.

FGIC	Financial Guaranty Insurance Company.

FHA	Federal Housing Administration.

NATL-RE	National Public Finance Guarantee Corporation.

XLCA	XL Capital Assurance Inc.

Morgan Stanley New York Quality Municipal Securities*
Notes to the Portfolio of Investments ▪ January 31, 2010 (unaudited)
Fair Valuation Measurements
Fair value is defined as the price that the Trust would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP utilizes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Trust’s investments. The inputs are summarized in the three broad levels listed below.
     • Level 1 — unadjusted quoted prices in active markets for identical investments
     • Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
     • Level 3 — significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is the summary of the inputs used as of January 31, 2010 in valuing the Trust’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT JANUARY 31, 2010 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKET	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)

Tax-Exempt Municipal Bonds	$82,938,340	—	$82,938,340	—
Short-Term Tax-Exempt Municipal Obligations	600,000	—	600,000	—

Total	$83,538,340	—	$83,538,340	—

Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and ask price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to represent the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; (3) interest rate swaps are marked-to-market daily based upon quotations from market makers; and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

*	Morgan Stanley announced on October 19, 2009 that it has entered into a definitive agreement to sell substantially all of its retail asset management business to Invesco Ltd. (“Invesco”), a leading global investment management company. The Trustees of the Trust approved an Agreement and Plan of Reorganization (the “Plan”). Pursuant to the Plan, substantially all of the assets of the Trust would be combined with those of a newly organized mutual fund advised by an affiliate of Invesco Ltd. (the “New Trust”). Pursuant to the Plan, shareholders of the Trust would become shareholders of the New Trust, receiving shares of such New Trust equal to the value of their holdings in the Trust. The Plan is subject to the approval of the Trust’s shareholders at a special meeting of shareholders anticipated to be held during the second quarter of 2010.

Item 2. Controls and Procedures.
(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Trust’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley New York Quality Municipal Securities

/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 23, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 23, 2010

/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 23, 2010